Convertible Preferred Shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 17, 2020	Aug. 28, 2019	Sep. 30, 2018	Aug. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument, Redemption [Line Items]
Proceeds of issuance of convertible preferred shares, net of issuance costs					$ 61,316	$ 0
Convertible preferred shares
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)				2,650,980	2,650,980
Proceeds of issuance of convertible preferred shares, net of issuance costs				$ 3,900
Preferred shares issuance costs				$ 100
Convertible A preferred stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)			7,131,525		7,131,525
Proceeds of issuance of convertible preferred shares, net of issuance costs			$ 35,400
Preferred shares issuance costs			$ 300
Convertible B preferred stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)					6,636,667
Proceeds of issuance of convertible preferred shares, net of issuance costs	$ 61,600
Preferred shares issuance costs	300
Proceeds from issuance of debt	$ 80,000
Convertible preferred shares (in shares)	4,913,404
Conversion of notes into B convertible preferred shares (in shares)	1,723,263	710,621
Issuance price of Series B convertible preferred shares (in dollars per share)	$ 1.42
Ordinary Shares | Common Stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)					16,419,172